Label	Element	Value
Institutional Classes Prospectus | AllianzGI Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 8, 2013 to the

Statutory Prospectuses for Administrative Class and Class A, Class C, Class D, Class P, Class R and Class R6 of

Allianz Funds Multi-Strategy Trust, dated April 1, 2013, (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement Income Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Retirement Income Fund
Strategy [Heading]	rr_StrategyHeading	Within the Fund Summary for the Fund, the second to last sentence in the subsection entitled "Principal Investment Strategies" is replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	These decisions will normally be within the allocation ranges of 15% to 40% for return-generating assets and 60% to 85% for defensive assets. Please retain this Supplement for future reference.